INCOME TAX EXPENSE - Major Components of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX EXPENSE
Accounting loss before taxes	$ (44,087)	$ (6,890)
Profit (loss) before tax from discontinued operations	7,550	(1,216)
Consolidated net loss before tax	36,537	(8,106)
Federal and provincial income tax rate of 27% (2019 - 27%)	(9,864)	(2,186)
Non-deductible permanent differences	664	977
Differences in foreign exchange rates	0	41
Effect of difference in tax rates	6
Change in deferred tax asset not recognized	5,271	1,568
Flow-through share renunciation	321	442
Non-taxable accounting gain on sale of subsidiaries	(1,832)
Deferred tax expense on discontinued operations	(214)	(11)
Change in estimate	191	(43)
Other	(60)	21
Income Tax Provision Recovery Adjustments	(5,517)	809
Income tax provision	$ (5,517)	$ 809